Business (Details)	Dec. 31, 2011
Property/Unit schedule
Wholly Owned Properties	404
Partially Owned Consolidated Properties	21
Military Housing Properties	2
Number of Real Estate Properties	427
Wholly Owned Units	113,157
Partially Owned Consolidated Units	3,916
Military Housing Units	4,901
Number of Units in Real Estate Property	121,974
Business (Textuals) [Abstract]
Noncontrolling Interest, Ownership Percentage by Parent	95.70%
Number of States in which Entity Operates	15
Properties having 100% fee simple title	400
Properties having less than 100% fee simple title	1
Number of operating properties under long-term ground leases	4
Number of land parcels under long-term ground leases	1